Concentration Risk	12 Months Ended
Dec. 31, 2018
Risks and Uncertainties [Abstract]
CONCENTRATION RISK

NOTE 12 - CONCENTRATION Risk:

Major customers and vendors are defined as those from whom the Group derives at least 10% of its revenues and cost of revenues, respectively.

During the years ended December 31, 2018, 2017 and 2016, revenues from the major customers reflected 86% (two customers), 89% (three customers) and 79% (two customers) of the total consolidated revenues, respectively.

During the years ended December 31, 2018, 2017 and 2016, the cost of revenues from major vendors reflected 0% (none vendors), 17% (one vendor) and 72% (three vendors) of the total consolidated cost of revenues, respectively.

As of December 31, 2018 and 2017, accounts receivables from one of the Group’s customers represented 98% and 99% of the total accounts receivables, respectively. Both amounts represent one project that was substantially completed on 2015. The Company periodically evaluates its account receivables for impairment, and reserves accordingly.